Stockholders’ Deficit (Details) - USD ($)							3 Months Ended	12 Months Ended
	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Jun. 09, 2023	Apr. 05, 2023	Feb. 28, 2023	Mar. 31, 2024	Dec. 31, 2023	Dec. 29, 2023	Dec. 31, 2022
Stockholders Deficit [Line Items]
Preferred stock shares authorized	25,000,000						25,000,000
Preferred stock par value (in Dollars per share)	$ 0.0001						$ 0.0001
TemporaryEquitySharesOutstanding
Preferred stock issued
Share voting							one
Capital stock percentage							80.00%
Aggregate percentage							33.00%
Exercise price per share (in Dollars per share)	$ 18						$ 18
Expected transaction proceeds (in Dollars)							$ 50,000,000
Purchase option	2,141,839	2,141,839	2,141,839
Cash proceeds (in Dollars)							40,000,000
Subscription receivable (in Dollars)	$ 6,000,000						6,000,000
Exercised of warrants	380,771	380,771	380,771
Stock Issued During Period, Value, Stock Options Exercised (in Dollars)	$ 45,760	$ 45,760	$ 45,760				45,760
Granted options					383,151
Exercise price (in Dollars per share)					$ 0.49
Exercise term (in Dollars per share)					7
Grant date fair value (in Dollars per share)					$ 0.14
total purchase price (in Dollars)	$ 56,250	$ 56,250	$ 56,250				$ 56,250
Options outstanding	1,335,080						1,335,080
Public Warrants [Member]
Stockholders Deficit [Line Items]
Outstanding warrants	14,375,000						14,375,000
Exercise price per share (in Dollars per share)	$ 0.01						$ 0.01
December 7, 2030 [Member]
Stockholders Deficit [Line Items]
Options outstanding							594,955
March 15, 2031 [Member]
Stockholders Deficit [Line Items]
Options outstanding							71,395
April 8, 2031 [Member]
Stockholders Deficit [Line Items]
Options outstanding							285,579
April 4, 2030 [Member]
Stockholders Deficit [Line Items]
Options outstanding							383,151
Montana Technologies LLC [Member]
Stockholders Deficit [Line Items]
Converted shares						105,331
Power & Digital Infrastructure Acquisition II Corp. [Member]
Stockholders Deficit [Line Items]
Preferred stock shares authorized								1,000,000
Preferred stock par value (in Dollars per share)								$ 0.0001
Common stock redemption price (in Dollars per share)				$ 10.37
Trust account (in Dollars)								$ 114,641,527		$ 294,395,846
Percentage of common stock								20.00%
Threshold period for effective within statement after business combination								60 days
Warrant and outstanding term								5 years
Price threshold of newly issued stock price (in Dollars per share)								$ 9.2
Percentage of equity proceeds from issuance								60.00%
Minimum number of trading days								20 days
Percentage of warrant exercise price								115.00%
Redemption trigger price (in Dollars per share)								$ 18
Equal or exceed redemption price (in Dollars per share)								$ 18
Power & Digital Infrastructure Acquisition II Corp. [Member] | Public Warrants [Member]
Stockholders Deficit [Line Items]
Outstanding warrants								14,375,000
Threshold period for filling registration statement after business combination								20 days
Redemption price per warrant (in Dollars per share)								$ 0.01
Threshold trading days for redemption of public warrants								20 days
Threshold consecutive trading days for redemption of public warrants								30 days
Stock price trigger for redemption of public warrants (in Dollars per share)								$ 18
Power & Digital Infrastructure Acquisition II Corp. [Member] | Warrants [Member]
Stockholders Deficit [Line Items]
Exercise price per share (in Dollars per share)								$ 11.5
Power & Digital Infrastructure Acquisition II Corp. [Member] | Preferred Stock [Member]
Stockholders Deficit [Line Items]
TemporaryEquitySharesOutstanding
Preferred stock issued
Class A Common Stock [Member]
Stockholders Deficit [Line Items]
Common stock authorized	600,000,000						600,000,000	600,000,000
Common stock par value (in Dollars per share)	$ 0.0001						$ 0.0001	$ 0.0001
Common stock outstanding	49,063,770						49,063,770	32,731,583
Common stock issued	49,063,770						49,063,770	32,731,583
Purchase warrants	1						1
Exercise price per share (in Dollars per share)							$ 11.5
Class A Common Stock [Member] | Public Warrants [Member]
Stockholders Deficit [Line Items]
Purchase warrants	1						1
Exercise price per share (in Dollars per share)							$ 11.5
Class A Common Stock [Member] | Common Stock [Member]
Stockholders Deficit [Line Items]
Purchase option							2,141,839
Exercised of warrants							380,771
Stock Issued During Period, Value, Stock Options Exercised (in Dollars)							$ 38
total purchase price (in Dollars)							$ 214
Class A Common Stock [Member] | Power & Digital Infrastructure Acquisition II Corp. [Member]
Stockholders Deficit [Line Items]
TemporaryEquitySharesOutstanding								10,608,178		28,750,000
Preferred stock issued								10,608,178		28,750,000
Common stock par value (in Dollars per share)									$ 0.0001
Share voting								one
Exercise price per share (in Dollars per share)								$ 11.5
Common stock, subject to possible redemption								10,608,178		28,750,000
Stockholders elected to redeem shares				18,141,822				18,141,822
Common stock redemption price (in Dollars per share)								$ 10.37
Aggregate redemption amount (in Dollars)				$ 188,132,132				$ 188,132,132
Shares authorized unissued								489,391,282
Price threshold of newly issued stock price (in Dollars per share)								$ 9.2
Percentage of warrant exercise price								180.00%
Class A Common Stock [Member] | Power & Digital Infrastructure Acquisition II Corp. [Member] | Class A Common Stock Equals Or Exceeds Threshold One Member
Stockholders Deficit [Line Items]
Target share price of warrants or rights for redemption (in Dollars per share)								$ 18
Class A Common Stock [Member] | Power & Digital Infrastructure Acquisition II Corp. [Member] | Common Stock [Member]
Stockholders Deficit [Line Items]
TemporaryEquitySharesOutstanding								10,608,178		28,750,000
Common stock authorized								500,000,000
Common stock par value (in Dollars per share)								$ 0.0001
Class A Common Stock [Member] | Power & Digital Infrastructure Acquisition II Corp. [Member] | Stockholders’ [Member]
Stockholders Deficit [Line Items]
Common stock outstanding								10,608,178
Common stock issued								10,608,178
Class B Common Stock [Member]
Stockholders Deficit [Line Items]
Common stock authorized	50,000,000						50,000,000	50,000,000
Common stock par value (in Dollars per share)	$ 0.0001						$ 0.0001	$ 0.0001
Common stock outstanding	4,759,642						4,759,642	4,759,642
Common stock issued	4,759,642						4,759,642	4,759,642
Class B Common Stock [Member] | Common Stock [Member]
Stockholders Deficit [Line Items]
Purchase option
Exercised of warrants
Stock Issued During Period, Value, Stock Options Exercised (in Dollars)
total purchase price (in Dollars)
Class B Common Stock [Member] | Montana Technologies Corporation’s [Member]
Stockholders Deficit [Line Items]
Purchase option							5,807,647
Class B Common Stock [Member] | Power & Digital Infrastructure Acquisition II Corp. [Member]
Stockholders Deficit [Line Items]
Common stock authorized								50,000,000		50,000,000
Common stock par value (in Dollars per share)								$ 0.0001		$ 0.0001
Common stock outstanding								7,187,500		7,187,500
Common stock issued								7,187,500		7,187,500
Shares authorized unissued								42,812,500
Class B Common Stock [Member] | Power & Digital Infrastructure Acquisition II Corp. [Member] | Stockholders’ [Member]
Stockholders Deficit [Line Items]
Common stock outstanding								7,187,500
Common stock issued								7,187,500
Series B Preferred Units [Member]
Stockholders Deficit [Line Items]
Preferred units						4,426
Private Placement Warrants [Member]
Stockholders Deficit [Line Items]
Outstanding warrants	11,125,000						11,125,000
Private Placement Warrants [Member] | Power & Digital Infrastructure Acquisition II Corp. [Member]
Stockholders Deficit [Line Items]
Outstanding warrants										11,125,000
Exercise price per share (in Dollars per share)								$ 1
Private Placement Warrants [Member] | Class A Common Stock [Member] | Power & Digital Infrastructure Acquisition II Corp. [Member]
Stockholders Deficit [Line Items]
Exercise price per share (in Dollars per share)								11.5
Public Warrants [Member] | Power & Digital Infrastructure Acquisition II Corp. [Member]
Stockholders Deficit [Line Items]
Equal or exceed redemption price (in Dollars per share)								$ 18